DEFERRED REVENUE (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDeferredRevenueLineItems [Line Items]
Current deferred revenue	$ 4,580	$ 4,567	$ 4,936
Noncurrent deferred revenue	31,741	33,160	33,716
Total deferred revenue	36,321	37,727	38,652
Pre-sold toll milling
DisclosureOfDeferredRevenueLineItems [Line Items]
Total deferred revenue	$ 36,321	$ 37,727	$ 38,652